UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Municipal Income 2017 Fund

March 31, 2016

M17-QTLY-0516
1.932720.104

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount	Value
Alabama - 1.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	475,000	470,222
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (a)	1,100,000	1,106,380

TOTAL ALABAMA		1,576,602

Arizona - 1.8%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Proj.) Series 2015 A, 4% 6/1/17	500,000	518,715
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	158,852
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5% 7/1/17	415,000	437,128
Dysart Unified School District #89 Gen. Oblig. Series 2014, 4% 7/1/17	280,000	290,668
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	700,000	737,324
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	264,088

TOTAL ARIZONA		2,406,775

California - 7.1%
California Gen. Oblig. 5% 3/1/17	215,000	223,570
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	$625,000	$650,663
Series B, 5% 6/1/17 (Escrowed to Maturity)	600,000	630,708
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,030,470
Los Angeles Unified School District:
Series 2011 A1, 4% 7/1/17	500,000	520,440
Series 2014 A, 5% 7/1/17	2,000,000	2,106,380
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	262,883
Newport Beach Rev. Series 2009 A, 5% 12/1/17 (Escrowed to Maturity)	500,000	536,100
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	524,815
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	294,872
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,444,002
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	155,510
San Pablo Calif Redev. Agcy. Series 2014 A, 4% 6/15/17 (FSA Insured)	285,000	296,443
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	415,692
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	317,274

TOTAL CALIFORNIA		9,409,822

Colorado - 0.5%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/17	420,000	440,147
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/17	250,000	262,468

TOTAL COLORADO		702,615

Connecticut - 3.2%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	430,000	432,885
Series 2014 A, 0.8%, tender 7/26/17 (a)	2,000,000	1,998,700
Series D, 5% 7/1/17	1,000,000	1,052,810
5% 7/1/17	585,000	614,624
5% 7/1/17 (Escrowed to Maturity)	90,000	94,765

TOTAL CONNECTICUT		4,193,784

District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Series 2013 A, 5% 6/1/17	1,000,000	1,049,750
Florida - 12.9%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	525,830
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Escrowed to Maturity)	75,000	77,962
Series 2009 A1, 5.5% 6/1/17	300,000	316,110
Series 2010 A1:
4% 6/1/17 (FSA Insured)	80,000	82,919
5% 6/1/17 (FSA Insured)	550,000	576,384
5.25% 6/1/17	1,980,000	2,080,643
Series 2012 A1, 5% 6/1/17	750,000	785,978
5.25% 6/1/17 (FSA Insured)	300,000	315,249
Florida Board of Ed. Lottery Rev.:
Series 2010 C, 5% 7/1/17	250,000	263,075
Series 2011 A, 5% 7/1/17	600,000	631,380
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2014 B, 5% 6/1/17	275,000	288,747
Florida Dept. of Trans. Tpk. Rev. Series 2013 B, 5% 7/1/17	1,500,000	1,580,175
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/17	200,000	205,046
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/17	625,000	657,850
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/17 (FSA Insured)	1,000,000	1,047,370
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/17	150,000	157,749
Miami-Dade County School Board Ctfs. of Prtn. Series 2007 A, 5% 5/1/18 (Pre-Refunded to 5/1/17 @ 100)	1,275,000	1,333,038
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,053,190
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,051,660
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,064,350
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/17	1,000,000	1,055,940
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	530,480
Port Saint Lucie Gen. Oblig. Series 2014, 4% 7/1/17	350,000	363,997
Saint Lucie County School Board Ctfs. of Prtn. 9Florida Master Lease Prog.) Series 2015 A, 5% 7/1/17 (Build America Mutual Assurance Insured)	385,000	404,743
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/17 (Escrowed to Maturity)	135,000	143,521
5% 10/1/17 (Escrowed to Maturity)	120,000	127,574
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	203,129
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/17	200,000	211,188

TOTAL FLORIDA		17,135,277

Georgia - 3.0%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	270,000	278,783
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (a)	1,370,000	1,374,000
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	258,133
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	102,487
Series 2010, 5% 4/1/17	350,000	364,700
Series A, 5.25% 1/1/17	440,000	454,991
Series GG, 5% 1/1/17	515,000	531,717
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/17	565,000	584,961

TOTAL GEORGIA		3,949,772

Illinois - 4.8%
Chicago Gen. Oblig.:
Series 2007 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	407,731
Series 2007, 5% 1/1/17	255,000	259,628
Series A, 5.5% 1/1/17 (FSA Insured)	300,000	307,227
Chicago Park District Gen. Oblig.:
Series 2011 C, 5% 1/1/17	345,000	353,653
Series 2011 D, 5% 1/1/17	500,000	512,540
Illinois Fin. Auth. Rev.:
Series 2007, 5% 7/1/17	500,000	525,705
Series 2011 A1, 4% 4/1/17	90,000	92,885
Series 2013, 5% 5/15/17	295,000	306,664
Series B, 5% 7/1/17 (Escrowed to Maturity)	15,000	15,794
5% 7/1/17	385,000	404,793
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	513,220
Series 2012, 5% 3/1/17	1,000,000	1,034,390
Series 2014, 4% 2/1/17	1,000,000	1,023,490
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	261,505
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/17	135,000	141,658
5.5% 6/15/17 (FGIC Insured)	75,000	79,144
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	130,498

TOTAL ILLINOIS		6,370,525

Indiana - 0.6%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	500,000	503,560
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	225,000	233,840

TOTAL INDIANA		737,400

Kentucky - 1.0%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/17	1,215,000	1,266,370
Louisiana - 1.6%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/17	2,000,000	2,093,080
Maryland - 1.9%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2012, 4% 7/1/17	500,000	519,110
Series 2014, 5% 7/1/17	1,000,000	1,051,410
Series 2015, 5% 7/1/17	400,000	420,156
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	545,000	566,729

TOTAL MARYLAND		2,557,405

Massachusetts - 5.4%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2011 H, 5% 7/1/17	500,000	524,745
Series 2012, 5% 7/1/17	500,000	524,875
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (a)(b)	850,000	854,063
Massachusetts Gen. Oblig.:
Series 2010 B, 5% 6/1/17	1,150,000	1,208,167
Series 2011 B, 5% 8/1/17	1,000,000	1,057,580
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2009 D, 5% 7/1/17	100,000	104,581
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Pwr. Supply Proj. 6) Series 2011, 5% 7/1/17	1,000,000	1,051,790
Massachusetts Port Auth. Rev.:
Series 2010 C, 5% 7/1/17 (b)	1,700,000	1,789,556
Series 2012 B, 5% 7/1/17	100,000	105,396

TOTAL MASSACHUSETTS		7,220,753

Michigan - 6.9%
Farmington Pub. School District Gen. Oblig. 4% 5/1/17 (FSA Insured)	1,000,000	1,033,870
Forest Hills Pub. Schools 4% 5/1/17	420,000	434,364
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17 (Escrowed to Maturity)	1,000,000	1,049,510
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (a)	575,000	579,376
Series 2010 F2, 1.5%, tender 3/1/17 (a)	1,960,000	1,974,308
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	225,000	240,206
Rochester Cmnty. School District 4% 5/1/17	2,000,000	2,067,740
Roseville Cmnty. Schools:
Series 2014, 5% 5/1/17	225,000	234,524
5% 5/1/17	1,090,000	1,136,140
Royal Oak City School District 5% 5/1/17	200,000	208,972
Zeeland Pub. Schools 4% 5/1/17	265,000	273,687

TOTAL MICHIGAN		9,232,697

Minnesota - 0.8%
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	1,000,000	1,059,090
Missouri - 0.8%
Kansas City Spl. Oblig. 3% 9/1/17	350,000	360,640
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	766,318

TOTAL MISSOURI		1,126,958

Nebraska - 0.7%
Nebraska Pub. Pwr. District Rev.:
Series 2012 A, 5% 1/1/17	500,000	515,735
Series 2014, 4% 7/1/17	450,000	467,483

TOTAL NEBRASKA		983,218

Nevada - 3.1%
Clark County Arpt. Rev. 5% 7/1/17 (b)	1,000,000	1,049,620
Clark County School District:
Series 2007 C, 5% 6/15/17	500,000	525,280
Series 2014 A, 5.5% 6/15/17	2,415,000	2,551,423

TOTAL NEVADA		4,126,323

New Hampshire - 1.7%
New Hampshire Gen. Oblig. Series 2010 A, 5% 7/1/17	2,200,000	2,318,998
New Jersey - 5.6%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/17	1,000,000	1,035,870
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	1,000,000	1,038,590
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	530,000	550,956
New Jersey Econ. Dev. Auth. Rev. Series 2012, 5% 6/15/17	2,085,000	2,158,663
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	640,890
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	316,011
New Jersey Health Care Facilities Fing. Auth. Rev.:
4% 7/1/17	125,000	129,573
4% 7/1/17	230,000	238,733
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	298,372
Series 2011 B, 5% 6/15/17	530,000	551,545
Series 2014 AA, 5% 6/15/17	500,000	520,325

TOTAL NEW JERSEY		7,479,528

New York - 5.6%
Buffalo and Erie County Indl. Land Rev.Series 2015, 5% 7/1/17	175,000	183,617
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015, 5% 5/1/17	400,000	418,560
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 3% 7/1/17	585,000	599,438
(Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	336,440
New York City Gen. Oblig.:
Series 2009 H1, 5% 3/1/17	2,310,000	2,401,846
Series 2011 B, 5% 8/1/17	1,680,000	1,776,046
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	419,356
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	104,128
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/17 (FSA Insured)	225,000	232,965
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/17	200,000	210,486
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	710,000	744,818

TOTAL NEW YORK		7,427,700

North Carolina - 0.6%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	399,776
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	407,731

TOTAL NORTH CAROLINA		807,507

Ohio - 1.8%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	150,000	156,963
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,032,120
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	133,554
Hamilton County Health Care Facilities Rev. 5% 6/1/17	75,000	78,357
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/17	375,000	384,716
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	600,605

TOTAL OHIO		2,386,315

Pennsylvania - 6.3%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	314,496
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	1,000,080
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	259,063
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Series 2002, 5.75% 7/1/17	1,575,000	1,667,862
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/17	200,000	205,076
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,028,800
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,286,773
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2014 A, 4% 2/1/17	1,000,000	1,027,500
Philadelphia Gas Works Rev. Series 1998 A, 5.25% 8/1/17	500,000	527,835
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	1,000,000	1,051,660

TOTAL PENNSYLVANIA		8,369,145

Pennsylvania, New Jersey - 0.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	580,289
Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	1,000,000	1,026,540
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	130,000	134,151
Tennessee - 0.9%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (b)	1,130,000	1,182,342
Texas - 7.4%
Corpus Christi Util. Sys. Rev. Series 2013, 5% 7/15/17	100,000	105,328
Denton Independent School District Series 2011, 5% 8/15/17	500,000	529,000
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	415,000	436,335
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	5,000,000	5,268,543
Lower Colorado River Auth. Rev.:
Series 2013, 5% 5/15/17	650,000	679,686
5% 5/15/17	100,000	104,567
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	525,705
Plano Independent School District 2% 2/15/17 (c)	1,500,000	1,511,850
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	528,515
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17	100,000	103,662

TOTAL TEXAS		9,793,191

Utah - 0.3%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	364,675
Washington - 5.2%
Energy Northwest Elec. Rev.:
(Proj. 3) Series 2007 A, 4.5% 7/1/17	2,800,000	2,933,140
Series 2014 A, 5% 7/1/17	1,250,000	1,317,138
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (b)	500,000	522,975
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,205,000	1,259,791
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	247,561
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	270,000	286,251
Series 2014 5% 3/1/17	350,000	363,041

TOTAL WASHINGTON		6,929,897

Wisconsin - 2.0%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	519,250
Wisconsin Gen. Oblig.:
Series 2011 B, 5% 5/1/17	1,000,000	1,046,620
Series 2014 B, 5% 5/1/17	1,000,000	1,046,510

TOTAL WISCONSIN		2,612,380

TOTAL MUNICIPAL BONDS
(Cost $128,069,111)		128,610,874

Municipal Notes - 0.8%
Kentucky - 0.8%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17
(Cost $1,035,256)	1,000,000	1,044,800
TOTAL INVESTMENT PORTFOLIO - 97.6%
(Cost $129,104,367)		129,655,674
NET OTHER ASSETS (LIABILITIES) - 2.4%		3,217,497
NET ASSETS - 100%		$132,873,171

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $129,104,144. Net unrealized appreciation aggregated $551,530, of which $619,021 related to appreciated investment securities and $67,491 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Income 2019 Fund

March 31, 2016

M19-QTLY-0516
1.932722.104

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.1%
	Principal Amount	Value
Alabama - 3.0%
Birmingham Spl. Care Facilities Fin. Auth. Series 2009, 6% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	2,320,000	2,674,705
Arizona - 5.5%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Proj.) Series 2015 A, 5% 6/1/19	$1,000,000	$1,122,270
(Univ. of Arizona Projs.) Series 2012 B, 5% 6/1/19	270,000	303,013
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	392,119
Glendale Gen. Oblig. Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,080,050
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	725,251
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	678,138
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	564,090

TOTAL ARIZONA		4,864,931

California - 4.6%
California Econ. Recovery Series A, 4.6% 7/1/19 (Escrowed to Maturity)	1,040,000	1,165,382
California Gen. Oblig. 5.5% 4/1/19	500,000	568,155
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	559,130
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	378,513
San Jose Int'l. Arpt. Rev. Series 2014 A, 5% 3/1/19 (a)	1,000,000	1,104,550
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	241,208

TOTAL CALIFORNIA		4,016,938

Connecticut - 0.6%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2012 J, 4% 7/1/19	450,000	482,913
Florida - 19.2%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/19	1,000,000	1,126,130
Series 2015 A, 5% 7/1/19	500,000	563,065
5% 7/1/19	3,000,000	3,378,390
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	290,000	324,307
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/19	500,000	559,665
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	564,260
Florida Board of Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,704,527
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	935,000	1,054,530
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	486,950
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/19	1,100,000	1,224,696
Hillsborough County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/19	650,000	730,873
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/19	250,000	280,765
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19	1,375,000	1,535,215
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,126,470
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	975,000	1,066,309
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	563,085
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (Escrowed to Maturity)	255,000	289,792
5% 10/1/19 (Escrowed to Maturity)	245,000	278,428

TOTAL FLORIDA		16,857,457

Georgia - 1.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 2.2%, tender 4/2/19 (b)	1,000,000	1,019,810
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	223,020

TOTAL GEORGIA		1,242,830

Illinois - 4.2%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,104,350
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	361,098
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,082,190
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,109,080

TOTAL ILLINOIS		3,656,718

Indiana - 0.3%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	282,215
Iowa - 1.1%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	948,030
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/19	340,000	372,783
Louisiana - 1.3%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	1,000,000	1,116,980
Maryland - 1.3%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,119,290
Massachusetts - 0.7%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/19	575,000	641,280
Michigan - 9.7%
Ann Arbor Pub. School District Series 2015, 5% 5/1/19	1,200,000	1,341,372
Brandon School District Series 2016 A, 4% 5/1/19	1,000,000	1,084,520
Chippewa Valley Schools Series 2016 A, 5% 5/1/19	675,000	752,348
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,106,920
Farmington Pub. School District Gen. Oblig. 5% 5/1/19 (FSA Insured)	750,000	832,583
Grand Rapids Pub. Schools Series 2016, 5% 5/1/19 (FSA Insured)	1,335,000	1,485,842
Royal Oak City School District 5% 5/1/19	700,000	782,691
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,112,350

TOTAL MICHIGAN		8,498,626

Minnesota - 1.0%
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	868,037
Missouri - 0.3%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	273,375
New Jersey - 8.8%
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	105,000	117,350
Series 2014 PP, 5% 6/15/19	3,630,000	3,906,823
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	672,294
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	558,815
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	328,818
Series 2012 AA, 5% 6/15/19	2,000,000	2,156,360

TOTAL NEW JERSEY		7,740,460

New Mexico - 0.8%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	677,316
New York - 16.7%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	306,886
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	271,088
New York City Gen. Oblig.:
Series 2013 J, 5% 8/1/19	2,000,000	2,259,340
5% 3/1/19	3,000,000	3,344,610
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	564,405
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,129,000
New York Dorm. Auth. Revs. Series 2009, 5.25% 7/1/33 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,132,020
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	295,898
New York Thruway Auth. Gen. Rev.:
Series 2013 A, 5% 5/1/19	2,500,000	2,796,950
Series II, 4% 5/1/19	1,000,000	1,088,310
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,104,850
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	392,004

TOTAL NEW YORK		14,685,361

Ohio - 2.2%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (First Energy Nuclear Generation Proj.) Series 2006 B, 4%, tender 6/3/19 (b)	1,000,000	1,044,050
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	911,897

TOTAL OHIO		1,955,947

Oregon - 1.2%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (a)	1,000,000	1,082,690
Pennsylvania - 4.1%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	112,091
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	422,700
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	198,378
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	111,090
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,121,020
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	894,640
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	725,041

TOTAL PENNSYLVANIA		3,584,960

Texas - 4.7%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	530,000	594,681
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (b)	2,940,000	3,006,150
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	565,010

TOTAL TEXAS		4,165,841

Virginia - 1.2%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (b)	500,000	507,765
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (b)	500,000	508,280

TOTAL VIRGINIA		1,016,045

Washington - 0.1%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	121,825
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	500,000	502,465
Wisconsin - 2.1%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	1,000,000	1,122,940
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (b)	650,000	707,187

TOTAL WISCONSIN		1,830,127

TOTAL MUNICIPAL BONDS
(Cost $83,573,487)		85,280,145
TOTAL INVESTMENT PORTFOLIO - 97.1%
(Cost $83,573,487)		85,280,145
NET OTHER ASSETS (LIABILITIES) - 2.9%		2,558,850
NET ASSETS - 100%		$87,838,995

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $83,573,487. Net unrealized appreciation aggregated $1,706,658, of which $1,830,172 related to appreciated investment securities and $123,514 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Income 2021 Fund

March 31, 2016

M21-QTLY-0516
1.932724.104

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount	Value
Alabama - 1.8%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/21	1,000,000	1,151,640
Arizona - 3.0%
Tempe Gen. Oblig. Series A, 4% 7/1/21	605,000	686,149
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	352,209
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	295,711
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	591,715

TOTAL ARIZONA		1,925,784

California - 5.6%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	590,410
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	588,160
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,179,970
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	298,655
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	$100,000	$121,482
Series 2011 C, 5% 5/1/21 (a)	500,000	583,560
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	297,413

TOTAL CALIFORNIA		3,659,650

Colorado - 0.6%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	415,713
Connecticut - 1.4%
Hartford Gen. Oblig. Series 2013 B, 4% 4/1/21	805,000	883,085
Florida - 13.8%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/21	500,000	589,500
Series 2015 A, 5% 7/1/21	500,000	589,500
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	296,973
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	498,028
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	888,413
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	890,085
Series 2012 A, 5% 7/1/21	500,000	593,390
Hillsborough County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/21	1,000,000	1,182,330
Series 2016, 5% 7/1/21	615,000	727,133
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,173,540
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,180,110
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	384,433

TOTAL FLORIDA		8,993,435

Georgia - 3.6%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,172,010
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	293,003
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	804,878
Series 2011 B, 5% 1/1/21	85,000	99,152

TOTAL GEORGIA		2,369,043

Hawaii - 0.7%
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/21	375,000	445,253
Illinois - 6.8%
Chicago Gen. Oblig. 5% 1/1/21	500,000	522,020
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	463,008
Chicago Park District Gen. Oblig. Series 2014 D, 5% 1/1/21	1,000,000	1,125,800
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	591,250
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	552,010
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,159,680

TOTAL ILLINOIS		4,413,768

Indiana - 1.4%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	234,100
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	293,540
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	357,207

TOTAL INDIANA		884,847

Kentucky - 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/21	485,000	552,100
Massachusetts - 1.5%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	289,683
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	238,026
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	462,290

TOTAL MASSACHUSETTS		989,999

Michigan - 12.1%
Battle Creek School District Series 2016, 5% 5/1/21	1,000,000	1,166,060
Brandon School District Series 2016 A, 5% 5/1/21	1,000,000	1,168,720
Clarkston Cmnty. Schools Series 2016, 5% 5/1/21	1,000,000	1,168,720
Detroit School District Series 2012 A, 5% 5/1/21	500,000	578,275
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	241,420
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	590,875
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,187,200
Series 2015 D1, 5% 7/1/21	500,000	580,180
Michigan Hosp. Fin. Auth. Rev. 5% 6/1/21	300,000	352,551
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	876,540

TOTAL MICHIGAN		7,910,541

Minnesota - 1.2%
Maple Grove Health Care Facilities Series 2015, 4% 9/1/21	400,000	447,756
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	300,000	352,023

TOTAL MINNESOTA		799,779

Nebraska - 0.9%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	584,745
Nevada - 1.0%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	294,748
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	351,078

TOTAL NEVADA		645,826

New Jersey - 11.7%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured) (b)	695,000	805,658
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	500,000	576,155
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	897,510
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21	325,000	361,797
Series 2015 XX:
5% 6/15/21	1,000,000	1,094,490
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	880,000	1,056,018
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	623,668
Series 2013 A, 5% 7/1/21	100,000	116,308
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,168,540
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	106,215
Series 2011 B, 5% 6/15/21	750,000	823,515

TOTAL NEW JERSEY		7,629,874

New York - 6.8%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	554,605
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	578,010
New York City Gen. Oblig. Series 2013 J, 5% 8/1/21	1,000,000	1,186,820
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	811,170
New York Dorm. Auth. Revs.:
Series 1, 4% 7/1/21	600,000	684,066
Series 2014, 5% 7/1/21	325,000	381,202
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	234,916

TOTAL NEW YORK		4,430,789

North Carolina - 2.2%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	233,966
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,181,720

TOTAL NORTH CAROLINA		1,415,686

Oregon - 1.2%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (a)	650,000	756,353
Pennsylvania - 5.4%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	424,973
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	763,484
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	570,500
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/21	1,000,000	1,165,810
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	588,130

TOTAL PENNSYLVANIA		3,512,897

Pennsylvania, New Jersey - 0.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	382,996
South Carolina - 1.3%
Horry County School District Series 2011, 5% 3/1/21	700,000	825,251
Texas - 6.1%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	294,095
5% 7/15/21	750,000	882,285
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	293,923
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	448,808
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	589,775
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	594,145
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	82,772
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	235,900
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	563,620

TOTAL TEXAS		3,985,323

Washington - 4.7%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	787,381
King County Gen. Oblig. Series 2015 A, 5% 7/1/21	1,500,000	1,789,388
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	185,170
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	297,390

TOTAL WASHINGTON		3,059,329

Wisconsin - 1.8%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,181,720
TOTAL INVESTMENT PORTFOLIO - 98.0%
(Cost $60,882,823)		63,805,426
NET OTHER ASSETS (LIABILITIES) - 2.0%		1,318,219
NET ASSETS - 100%		$65,123,645

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $60,882,823. Net unrealized appreciation aggregated $2,922,603, of which $2,983,932 related to appreciated investment securities and $61,329 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Income 2023 Fund

March 31, 2016

M23-QTLY-0516
1.958063.102

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 101.0%
	Principal Amount	Value
Alabama - 4.4%
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	$500,000	$602,010
Series 2016 B, 5% 3/1/23	1,000,000	1,200,430

TOTAL ALABAMA		1,802,440

Arizona - 6.1%
Maricopa County School District No. 40 (Proj. of 2011) Series 2015 D, 5% 7/1/23 (FSA Insured)	795,000	975,393
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	548,676
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	304,443
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	520,000	639,584

TOTAL ARIZONA		2,468,096

California - 7.2%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	120,000	145,349
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	307,438
Series 2015 F, 5% 5/1/23	1,000,000	1,227,980
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	466,031
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	70,452
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	159,808
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	246,254
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	307,148

TOTAL CALIFORNIA		2,930,460

Colorado - 0.9%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	242,784
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	123,661

TOTAL COLORADO		366,445

Connecticut - 2.6%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	120,572
Hartford Gen. Oblig.:
Series 2013, 5% 4/1/23	300,000	351,807
5% 4/1/23	500,000	586,345

TOTAL CONNECTICUT		1,058,724

Florida - 7.1%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	304,253
Series 2015 B, 5% 7/1/23	30,000	36,510
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	598,375
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	605,095
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	228,712
Series 2014 B, 5% 7/1/23	75,000	91,106
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	36,215
Series 2015 D, 5% 2/1/23	650,000	782,035
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	176,246

TOTAL FLORIDA		2,858,547

Georgia - 1.4%
Atlanta Arpt. Rev. 5% 1/1/23	250,000	304,983
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	255,436

TOTAL GEORGIA		560,419

Illinois - 9.9%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	254,915
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/23	300,000	355,635
5% 1/1/23	400,000	474,180
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (a)	200,000	235,438
Chicago Park District Gen. Oblig. Series 2013 B, 5% 1/1/23	200,000	228,558
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	270,000	301,909
Series 2014, 5% 2/1/23	250,000	278,995
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	609,980
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	93,293
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	479,432
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	596,255
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	20,037
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	90,000	100,915

TOTAL ILLINOIS		4,029,542

Indiana - 0.8%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	306,075
Louisiana - 1.6%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	631,654
Massachusetts - 0.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	63,867
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/23	230,000	273,889

TOTAL MASSACHUSETTS		337,756

Michigan - 14.2%
Chippewa Valley Schools Series 2016 A, 5% 5/1/23	525,000	634,148
Clarkston Cmnty. Schools Series 2016, 5% 5/1/23	500,000	603,950
Clawson Pub. Schools Series 2016, 4% 5/1/23	1,675,000	1,915,070
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	61,163
Farmington Pub. School District Gen. Oblig. 5% 5/1/23 (FSA Insured)	500,000	603,950
Grand Traverse County Hosp. Series 2014 C, 5% 7/1/23	390,000	467,891
Kentwood Pub. Schools 5% 5/1/23	915,000	1,107,260
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	310,000	377,741

TOTAL MICHIGAN		5,771,173

Minnesota - 0.7%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	302,388
Nebraska - 2.3%
Omaha Pub. Pwr. District Series 2015 A, 5% 2/1/23	750,000	913,088
Nevada - 1.5%
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	135,165
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	460,910

TOTAL NEVADA		596,075

New Jersey - 5.7%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	295,920
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	606,590
Series 2015 XX, 5% 6/15/23	250,000	275,998
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	119,378
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	240,542
Series 2013, 5% 7/1/23	200,000	244,160
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	297,385
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23	200,000	245,296

TOTAL NEW JERSEY		2,325,269

New Mexico - 3.0%
New Mexico Severance Tax Rev. Series 2015 B, 5% 7/1/23	1,000,000	1,230,740
New York - 9.6%
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	419,902
Series 2014 B, 5% 7/1/23	285,000	341,920
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	600,000	737,154
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 C, 5% 3/15/23	500,000	612,045
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	639,408
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	784,594
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	363,516

TOTAL NEW YORK		3,898,539

Ohio - 3.8%
Cleveland Arpt. Sys. Rev. 5% 1/1/23 (FSA Insured)	500,000	596,545
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	462,324
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	116,680
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2014, 5% 6/1/23	300,000	372,132

TOTAL OHIO		1,547,681

Oregon - 0.7%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (a)	250,000	299,188
Pennsylvania - 2.7%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	371,514
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/23	500,000	599,490
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	121,777

TOTAL PENNSYLVANIA		1,092,781

Rhode Island - 0.7%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	295,840
South Carolina - 2.9%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B, 5% 3/1/23 (c)	1,000,000	1,160,400
Texas - 7.4%
Humble Independent School District Series 2013 B, 5% 2/15/23	140,000	171,525
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	303,355
Series 2015 D, 5% 5/15/23	500,000	603,745
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	362,988
Series 2015 B, 5% 1/1/23	250,000	302,490
Texas Wtr. Dev. Board Rev. Series 2015 A, 5% 10/15/23	1,000,000	1,246,650

TOTAL TEXAS		2,990,753

Washington - 3.0%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	61,356
Port of Seattle Rev. Series 2013, 5% 7/1/23 (a)	250,000	302,175
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (a)	300,000	361,050
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	343,944
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	140,048

TOTAL WASHINGTON		1,208,573

TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $39,566,527)		40,982,646
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(415,555)
NET ASSETS - 100%		$40,567,091

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $39,566,529. Net unrealized appreciation aggregated $1,416,117, of which $1,501,568 related to appreciated investment securities and $85,451 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 27, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 27, 2016